Document and Entity Information Document	Oct. 22, 2026
Entity Information [Line Items]
Entity Central Index Key	0001571283
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	REXFORD INDUSTRIAL REALTY, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36008
Entity Tax Identification Number	46-2024407
Entity Address, Address Line One	11620 Wilshire Boulevard, Suite 1000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	966-1680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	REXR
Security Exchange Name	NYSE
5.875% Series B Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	5.875% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	REXR-PB
Security Exchange Name	NYSE
5.625% Series C Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	5.625% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	REXR-PC
Security Exchange Name	NYSE